Income Taxes (Details) - Schedule of Reconciliation Between the Effective Income Tax Rate and the PRC Statutory Income Tax Rate	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Schedule of Reconciliation Between Effective Income Tax Rate and Prc Statutory Income Tax Rate [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%
Effect of different tax rates of group entities operating in other jurisdictions and preferential tax rates of group entities	14.80%	(5.00%)	0.50%
Effect of other expenses that are not deductible in determining taxable profit	0.30%	(0.90%)
Effect of gain from deconsolidation	(52.90%)
Effect of share-based compensation	0.30%	(0.70%)	(0.30%)
Effect of loss on disposal of long-term assets	0.40%	(2.00%)	(7.60%)
Effect of change in valuation allowance	12.10%	(16.40%)	(17.60%)
Total	0.00%	0.00%	0.00%